SUBSEQUENT EVENTS (Narrative) (Details)	3 Months Ended	1 Months Ended		9 Months Ended
	Jul. 31, 2014 HKD	May 30, 2014 Subsequent Event [Member] USD ($)	May 30, 2014 Subsequent Event [Member] HKD	Jan. 31, 2015 Subsequent Event [Member]	Jan. 31, 2015 Subsequent Event [Member] Private Placement [Member] USD ($)	Jan. 31, 2015 Subsequent Event [Member] Common Stock issued pursuant to a consulting agreement [Member]
Consideration for Business Acquisition	10,000	$ 1,290	10,000
Registration of issued equity securities, shares				51,720,000	49,330,000	2,390,000
Shares Issued, Price Per Share					$ 0.03
Proceeds from Issuance or Sale of Equity					$ 1,479,900